Share-based Payments - Additional Information (Detail) - Employee stock options [member]	3 Months Ended			6 Months Ended
	Apr. 30, 2024 CAD ($)	Jan. 31, 2024 CAD ($) $ / shares	Apr. 30, 2023 CAD ($)	Apr. 30, 2024 CAD ($)	Apr. 30, 2023 CAD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options, granted		2,675,932
Exercise price of options granted | $ / shares		$ 59.99
Weighted average grant date fair value of options granted		$ 7.67
Increase to equity	$ 0		$ 2,000,000	$ 10,000,000	$ 11,000,000
Vesting period of 3 Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options vesting percentage		50.00%
Vesting period of 4 Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options vesting percentage		50.00%